Note 18 Changes in other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other intangible assets [Line Items]
Other intangible assets	€ 1,790	€ 1,568
Intangible assets other than goodwill	2,140	1,790	€ 1,568
Computer software [member]
Other intangible assets [Line Items]
Other intangible assets	1,764	1,535	1,396
Additions other than through business combinations, intangible assets other than goodwill	964	771	688
Amortisation, intangible assets other than goodwill	(566)	(543)	(518)
Amortization transfer to discontinued operations	0	0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	43	(16)	6
Impairment loss recognised in profit or loss, intangible assets other than goodwill	14	15	26
Intangible assets other than goodwill	2,105	1,764	1,535
Other intangible assets [member]
Other intangible assets [Line Items]
Other intangible assets	26	33	56
Additions other than through business combinations, intangible assets other than goodwill	19	11	1
Amortisation, intangible assets other than goodwill	(9)	(18)	(19)
Amortization transfer to discontinued operations	0	0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	1	1	5
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	0	0
Intangible assets other than goodwill	36	26	33
Total of intangible assets [Member]
Other intangible assets [Line Items]
Other intangible assets	1,790	1,568	1,453
Additions other than through business combinations, intangible assets other than goodwill	983	782	689
Amortisation, intangible assets other than goodwill	(575)	(561)	(536)
Amortization transfer to discontinued operations	0	0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	44	(16)	(11)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	14	15	(26)
Intangible assets other than goodwill	€ 2,140	€ 1,790	€ 1,568